Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventories (Table)
	December 31, 2023	June 30, 2024
Lubricants	$13,945	$17,167
Bunkers	48,417	64,495
Total	$62,362	$81,662